FMI International Fund II - Currency Unhedged
Schedule of Investments
June 30, 2026 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Britain - 27.7% (a)
Beverages: Alcoholic - 1.8%
Diageo PLC	47,000	$946,587

Electrical Products - 3.2%
Smiths Group PLC	48,500	1,647,536

Electronics/Appliances - 4.0%
Howden Joinery Group PLC	185,000	2,056,649

Food: Specialty/Candy - 2.8%
Greggs PLC	67,600	1,435,744

Household/Personal Care - 4.3%
Unilever PLC	37,500	2,252,541

Internet Software/Services - 5.3%
Informa PLC	228,000	2,735,452

Major Banks - 3.6%
Lloyds Banking Group PLC	1,295,000	1,895,274

Trucks/Construction/Farm Machinery - 2.7%
Weir Group PLC	43,500	1,387,522
Total Britain		14,357,305

France - 10.6%
Miscellaneous Commercial Services - 2.8%
Edenred SE	57,200	1,470,386

Restaurants - 4.4%
Sodexo SA	39,200	2,267,351

Wholesale Distributors - 3.4%
Rexel SA	40,000	1,752,415
Total France		5,490,152

Germany - 7.9%
Apparel/Footwear - 2.0%
Adidas AG	5,000	1,026,145

Industrial Machinery - 3.6%
Siemens AG	5,900	1,896,886

Medical/Nursing Services - 2.3%
Fresenius Medical Care AG	26,200	1,186,090
Total Germany		4,109,121

Hong Kong - 4.6%
Tools & Hardware - 4.6%

Techtronic Industries Co. Ltd.	142,100	2,364,765

Ireland - 6.4%
Airlines - 4.1%
Ryanair Holdings PLC - ADR	32,700	2,117,325

Chemicals: Specialty - 2.3%
Kerry Group PLC - Class A	13,000	1,192,494
Total Ireland		3,309,819

Japan - 9.1%
Building Products - 3.0%
Sanwa Holdings Corp.	67,000	1,570,761

Chemicals: Specialty - 2.9%
NOF Corp.	91,700	1,497,772

Electronic Equipment/Instruments - 3.2%
Yokogawa Electric Corp.	47,000	1,651,730
Total Japan		4,720,263

Jersey - 2.3%
Discount Stores - 2.3%
B&M European Value Retail PLC	460,000	1,190,818

Netherlands - 7.3%
Medical/Nursing Services - 3.5%
Koninklijke Philips NV	66,583	1,810,695

Wholesale Distributors - 3.8%
IMCD NV	21,900	1,980,276
Total Netherlands		3,790,971

Spain - 4.6%
Recreational Products - 4.6%
Fluidra SA	106,000	2,398,774

Switzerland - 5.3%
Medical Distributors - 2.7%
DKSH Holding AG	17,900	1,375,577

Pharmaceuticals: Major - 2.6%
Roche Holding AG	3,300	1,356,585
Total Switzerland		2,732,162

United States - 11.8%
Finance/Rental/Leasing - 3.4%
Sunbelt Rentals Holdings, Inc.	24,500	1,787,240

Other Consumer Services - 6.5%
Booking Holdings, Inc.	18,800	3,350,912

Wholesale Distributors - 1.9%
Ferguson Enterprises, Inc.	4,200	996,786
Total United States		6,134,938

TOTAL COMMON STOCKS (Cost $41,715,209)			50,599,088

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 2.1%	Shares		Value
First American Treasury Obligations Fund - Class X, 3.58% (b)	1,072,714		1,072,714
TOTAL MONEY MARKET FUNDS (Cost $1,072,714)			1,072,714

TOTAL INVESTMENTS - 99.7% (Cost $42,787,923)			51,671,802
Other Assets in Excess of Liabilities - 0.3%		0.00303	156,817
TOTAL NET ASSETS - 100.0%			$51,828,619

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt

(a)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting such country or region.

(b)	The rate shown represents the 7-day annualized yield as of June 30, 2026.
Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

FMI International Fund II - Currency Unhedged has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$6,465,023	$44,134,065	$–	$50,599,088
Money Market Funds	1,072,714	–	–	1,072,714
Total Investments	$7,537,737	$44,134,065	$–	$51,671,802

Refer to the Schedule of Investments for further disaggregation of investment categories.